Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

The Partnership’s discontinued operations relate to the operations of Diamond S, as following the spin-off, the Partnership has no continuing involvement in this business (Note 1).

Summarized selected operating results of the Partnership’s discontinued operations for the years ended December 31, 2019 and 2018 were as follows:

Major items constituting net (loss) / income from discontinued operations
	2019*	2018
Revenues	$46,172 *	$161,659
Expenses
Voyage expenses	12,655 *	37,202
Vessel operating expenses	15,506 *	68,406
General and administrative expenses	2,564 *	—
Vessel depreciation and amortization	9,630 *	40,276
Impairment of vessels	149,578 *	—
Interest expense and finance cost	3,174 *	8,433
Other (income) / expenses	(59) *	(165)
Net (loss) / income from discontinued operations	$(146,876) *	$7,507

*	represents activity for the period from January 1, 2019 to the date of the completion of the DSS Transaction on March 27, 2019.

As the Partnership spun-off its Tanker Business on March 27, 2019, assets and liabilities contributed to the DSS Transaction are no longer included in the consolidated balance sheet as of December 31, 2019.

During 2019 the Partnership paid advances relating to the purchase of exhaust gas cleaning systems and ballast water treatment systems that would be installed to certain of its vessels that are part of Crude and Product tanker business, of $1,110.